USAA MUTUAL FUNDS TRUST

USAA Emerging Markets Fund

USAA Growth and Tax Strategy Fund

USAA Government Securities Fund

USAA International Fund

USAA Precious Metals and Minerals Fund

USAA Sustainable World Fund

Supplement dated December 14, 2020 To each Prospectus dated October 1, 2020

USAA Nasaq-100 Index Fund

USAA Ultra Short-Term Bond Fund Supplement dated December 14, 2020 To each Prospectus dated June 29, 2020

USAA Tax Exempt Long"Term Fund

USAA Tax Exempt Intermediate"Term Fund

USAA Tax Exempt Short"Term Fund

USAA Tax Exempt Money Market Fund

USAA California Bond Fund

USAA New York Bond Fund

USAA Virginia Bond Fund

Supplement dated December 14, 2020 To each Prospectus dated June 29, 2020

1.The last bullet found under Waiver of the subsection "Calculation of Sales for Class A Shares" under the section titled PURCHASES has been deleted and replaced with the following:

•Individuals who reinvest the proceeds of redemptions from Institutional Shares or R6 Shares of USAA Mutual Funds within 60 days of redemption.

2.The subsection "Class C Share Conversion" under the section titled EXCHANGES AND SHARE CLASS CONVERSIONS has been deleted and replaced with the following:

CLASS C SHARE CONVERSION

Class C shares of a Fund will automatically convert to Class A shares of the Fund in the month following the 10- year anniversary date of the purchase of the Class C Shares. Effective January 1, 2021, Class C shares of the Fund will automatically convert to Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. Your financial intermediary may have a conversion schedule which is shorter than eight years. Class C conversions will be effected at the relative NAV of each such class without the imposition of any sales charge, fee or other charge.

You may be able to voluntarily convert your Class C shares before the stated anniversary to a different share class of the same Fund that has a lower total annual operating expense ratio provided certain conditions are met. This voluntary conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.

3.The fifth paragraph under subsection "Share Classes" under the section titled PURCHASES has been deleted and replaced with the following:

Shares of the Fund are only available for sale in the United States and certain other areas subject to U.S. jurisdiction and may not be offered for sale in non-U.S. jurisdictions, except as approved by the Adviser. Investors residing outside of the United States (except those with Air/Army Post Office ("APO"), Fleet Post Office ("FPO"), or

Diplomatic Post Office ("DPO") addresses) generally may not purchase shares of the Fund, even if they are U.S. citizens or lawful permanent residents.

4.The following replaces the Ameriprise Financial section under the Appendix in its entirety.

Ameriprise Financial

Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial:

Effective January 15, 2021, the following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:

Shareholders purchasing Fund shares through an Ameriprise Financial brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI:

▪Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

▪Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).

▪Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.

▪Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

▪Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

▪Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and is being used by Victory Capital and its affiliates under license.

STATPRO-SUP1(1220)

USAA MUTUAL FUNDS TRUST

USAA Cornerstone Conservative Fund

USAA Cornerstone Moderately Conservative Fund

USAA Cornerstone Moderate Fund

USAA Cornerstone Moderately Aggressive Fund

USAA Cornerstone Aggressive Fund

USAA Cornerstone Equity Fund

USAA Treasury Money Market Trust

Supplement dated December 14, 2020 To each Prospectus dated October 1, 2020

USAA Target Retirement Income Fund

USAA Target Retirement 2030 Fund

USAA Target Retirement 2040 Fund

USAA Target Retirement 2050 Fund

USAA Target Retirement 2060 Fund

Supplement dated December 14, 2020 To the Prospectus dated May 1, 2020

The first paragraph under subsection "Purchasing Shares" under the section titled PURCHASES has been deleted and replaced with the following:

Shares of the Fund are only available for sale in the United States and certain other areas subject to U.S. jurisdiction and may not be offered for sale in non-U.S. jurisdictions, except as approved by the Adviser. Investors residing outside of the United States (except those with Air/Army Post Office ("APO"), Fleet Post Office ("FPO"), or Diplomatic Post Office ("DPO") addresses) generally may not purchase shares of the Fund, even if they are U.S. citizens or lawful permanent residents.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and is being used by Victory Capital and its affiliates under license.

STATPRO-SUP1(1220)

USAA MUTUAL FUNDS TRUST

USAA Global Equity Income Fund

Supplement dated December 14, 2020 To the Prospectus dated June 29, 2020

USAA Extended Market Index Fund

USAA 500 Index Fund

Supplement dated December 14, 2020 To the Prospectus dated May 1, 2020

The fifth paragraph under subsection "Share Classes" under the section titled PURCHASES has been deleted and replaced with the following:

Shares of the Fund are only available for sale in the United States and certain other areas subject to U.S. jurisdiction and may not be offered for sale in non-U.S. jurisdictions, except as approved by the Adviser. Investors residing outside of the United States (except those with Air/Army Post Office ("APO"), Fleet Post Office ("FPO"), or Diplomatic Post Office ("DPO") addresses) generally may not purchase shares of the Fund, even if they are U.S. citizens or lawful permanent residents.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and is being used by Victory Capital and its affiliates under license.

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USAA MUTUAL FUNDS TRUST

USAA Global Managed Volatility Fund

Supplement dated December 14, 2020

To the Prospectus dated May 1, 2020

The first paragraph under subsection "Share Classes" under the section titled PURCHASES has been deleted and replaced with the following:

Shares of the Fund are only available for sale in the United States and certain other areas subject to U.S. jurisdiction and may not be offered for sale in non-U.S. jurisdictions, except as approved by the Adviser. Investors residing outside of the United States (except those with Air/Army Post Office ("APO"), Fleet Post Office ("FPO"), or Diplomatic Post Office ("DPO") addresses) generally may not purchase shares of the Fund, even if they are U.S. citizens or lawful permanent residents.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and is being used by Victory Capital and its affiliates under license.

STATPRO-SUP1(1220)

USAA MUTUAL FUNDS TRUST

USAA Aggressive Growth Fund

USAA Capital Growth Fund

USAA Growth Fund

USAA Income Stock Fund

USAA Small Cap Stock Fund

Supplement dated December 14, 2020

To each Prospectus dated December 1, 2020

The sections titled EXCHANGES AND SHARE CLASS CONVERSIONS and EXCHANGES have been deleted and replaced with the following:

EXCHANGES AND SHARE

CLASS CONVERSIONS

You may exchange any class of the Fund for the shares of any other class offered by the Fund or the same class, or any other class, of any other USAA Mutual Funds or Victory Funds, either through your investment professional or directly through the Fund, subject to the conditions described below:

Exchanges are subject to any CDSC, minimum investment limitation, or eligibility requirements described in the applicable prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange into a new share class.

To exchange between USAA Mutual Funds or Victory Funds, the other USAA Mutual Fund or Victory Fund you wish to exchange into must be eligible for exchange with your Fund.

Shares of the USAA Mutual Fund or Victory Fund selected for exchange must be available for sale in your state of residence.

Before exchanging, you should read the prospectus of the Fund you wish to exchange into, which may be subject to different risks, fees, and expenses.

For federal income tax purposes, an exchange between funds is a taxable event, upon which you may recognize a capital gain or loss (unless you hold the shares of the Fund in a tax-deferred account or are a tax-exempt investor). Such a gain or loss is based on the difference, if any, between your basis in the exchanged shares and the aggregate NAV of the shares you receive in the exchange. See the section titled Taxes for information regarding basis election and reporting.

CONVERTING FROM INSTITUTIONAL SHARES TO FUND SHARES

If you no longer meet the eligibility requirements to invest in Institutional Shares (e.g., you terminate participation in a discretionary management account program), we may convert your Institutional Shares to Fund Shares. The Fund will notify you before any such conversion to Fund Shares occurs.

CONVERTING FROM INSTITUTIONAL SHARES OR R6 SHARES TO CLASS A

If you no longer meet the eligibility requirements to invest in Institutional Shares or R6 Shares, you may reinvest your redemption proceeds within 60 days of redemption into Class A shares of a USAA Mutual Fund and the sales charge will be waived.

EXCHANGE PRIVILEGE

If you have opened an account directly with the Fund, you may make exchanges on vcm.com or on mobile.vcm.com. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next calculated pursuant to the procedures set forth herein. See the section titled Effective Date of Purchase for additional information. The investment minimums applicable to share purchases also apply to exchanges.

If you hold shares of the Fund in an account with a financial intermediary or plan sponsor, the policies and procedures on an exchange may differ from those discussed in this prospectus. Additional fees also may apply to your investment in the Fund, including a transaction fee, if you buy, sell, or exchange shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

The Fund, however, reserves the right to terminate or change the terms of an exchange offer.

OTHER CONVERSIONS

Under certain circumstances, we may convert your Institutional Shares to Fund Shares, as applicable.

The Fund also may provide for other conversion privileges from time to time under which a shareholder of the Fund may convert shares into another class of shares of the same Fund under certain circumstances, subject to approval by the Fund's officers. For example, subject to approval by the Fund's officers, a shareholder may convert shares of one class of the Fund held through an eligible advisory program into shares of another class of the Fund (if available) with a lower expense ratio, provided that following the conversion the shareholder meets applicable eligibility requirements for the class into which the shareholder seeks to convert (as described in this prospectus).

PRICING

When a conversion occurs, you receive shares of one class of a fund for shares of another class of the same fund. At the time of conversion, the dollar value of the "new" shares you receive equals the dollar value of the "old" shares that were converted. In other words, the conversion has no effect on the value of your investment in the fund at the time of the conversion. However, the number of shares you own after the conversion may be greater than or less than the number of shares you owned before the conversion, depending on the NAVs per share of the two share classes. A conversion between share classes of the same fund is a non-taxable event.

Conversions are not subject to the Fund's restrictions on short-term trading activity discussed under the section titled Excessive Short-Term Trading in this prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and is being used by Victory Capital and its affiliates under license.

STATPRO-SUP1(1220)

USAA MUTUAL FUNDS TRUST

USAA Managed Allocation Fund

Supplement dated December 14, 2020

To the Prospectus dated October 1, 2020

The following disclosure hereby is added as the second paragraph the under subsection "Important Transaction Information" under the section titled OTHER IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS.

Shares of the Fund are only available for sale in the United States and certain other areas subject to U.S. jurisdiction and may not be offered for sale in non-U.S. jurisdictions, except as approved by the Adviser. Investors residing outside of the United States (except those with Air/Army Post Office ("APO"), Fleet Post Office ("FPO"), or Diplomatic Post Office ("DPO") addresses) generally may not purchase shares of the Fund, even if they are U.S. citizens or lawful permanent residents.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and is being used by Victory Capital and its affiliates under license.

STATPRO-SUP1(1220)

USAA MUTUAL FUNDS TRUST

USAA Cornerstone Conservative Fund

USAA Cornerstone Moderately Conservative Fund

USAA Cornerstone Moderate Fund

USAA Cornerstone Moderately Aggressive Fund

USAA Cornerstone Aggressive Fund

USAA Cornerstone Equity Fund

USAA Emerging Markets Fund

USAA Growth and Tax Strategy Fund

USAA Government Securities Fund

USAA International Fund

USAA Precious Metals and Minerals Fund

USAA Sustainable World Fund

USAA Managed Allocation Fund

USAA Treasury Money Market Trust

Supplement dated December 14, 2020

To the Statement of Additional Information

dated October 1, 2020

USAA Extended Market Index Fund

USAA 500 Index Fund

USAA Nasaq-100 Index Fund

USAA Global Managed Volatility Fund

USAA Ultra Short-Term Bond Fund

Supplement dated December 14, 2020

To the Statement of Additional Information

dated June 29, 2020

USAA Target Retirement Income Fund

USAA Target Retirement 2030 Fund

USAA Target Retirement 2040 Fund

USAA Target Retirement 2050 Fund

USAA Target Retirement 2060 Fund

Supplement dated December 14, 2020

To the Statement of Additional Information

dated May 1, 2020

USAA Aggressive Growth Fund

USAA Capital Growth Fund

USAA Growth Fund

USAA Growth & Income Fund

USAA Income Fund

USAA Income Stock Fund

USAA Intermediate-Term Bond Fund

USAA High Income Fund

USAA Money Market Fund

USAA Science & Technology Fund

USAA Short-Term Bond Fund

USAA Small Cap Stock Fund

USAA Value Fund

Supplement dated December 14, 2020

To the Statement of Additional Information

dated December 1, 2020

USAA Tax Exempt Long"Term Fund

USAA Tax Exempt Intermediate"Term Fund

USAA Tax Exempt Short"Term Fund

USAA Tax Exempt Money Market Fund

USAA California Bond Fund

USAA New York Bond Fund

USAA Virginia Bond Fund

USAA Global Equity Income Fund

USAA Target Managed Allocation Fund

Supplement dated December 14, 2020

To each Statement of Additional Information

date June 29, 2020

Effective at the close of business December 31, 2020, Michael F. Reimherr will retire from the Board of Trustees. All references to Mr. Reimherr are deleted after that date. Also effective that date, Jefferson C. Boyce will replace Dan McNamara as Chair of the Board and will assume the title of Independent Chair. Mr. Dan McNamara will remain a Trustee of the Trust.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and is being used by Victory Capital and its affiliates under license.

SAI-SUP1(1220)